DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments	The aggregate notional amounts of the partnership’s derivative positions as at December 31, 2021 and 2020 were as follows:

(US$ MILLIONS, except as noted)	2021	2020
Foreign exchange contracts	$12,591	$5,518
Cross currency swaps	271	192
Interest rate derivatives	14,686	18,305
Equity derivatives	69	426
	$27,617	$24,441

Commodity instruments	2021	2020
Oil based fuel (Cbm - millions)	17.11	16.01
Natural gas (Mcf - millions)	90.37	79.79
Lead (metric tons)	69,427	50,078
Tin (metric tons)	2,454	2,269
Polypropylene (metric tons)	24,129	36,907

The following table presents the notional amounts underlying the partnership’s derivative instruments by term to maturity as at December 31, 2021 and the comparative notional amounts as at December 31, 2020, for both derivatives that are classified as fair value through profit of loss and derivatives that qualify for hedge accounting:

	2021				2020
(US$ MILLIONS)	< 1 Year	1-5 Years	5+ Years	Total notional amount	Total notional amount
Fair value through profit or loss
Foreign exchange contracts	$5,077	$558	$124	$5,759	$2,643
Cross currency swaps	23	104	144	271	192
Interest rate derivatives	2,894	3,194	6	6,094	9,584
Equity derivatives	—	69	—	69	426
Elected for hedge accounting
Foreign exchange contracts	3,163	3,669	—	6,832	2,875
Interest rate derivatives	—	8,592	—	8,592	8,721
	$11,157	$16,186	$274	$27,617	$24,441

Disclosure of information about terms and conditions of hedging instruments	The following table presents the notional amounts and average exchange rates for foreign exchange contracts held by the partnership as at December 31, 2021 and 2020. The notional amounts as at December 31, 2021 and 2020 include both buy and sell contracts.

	Notional amount (U.S. Dollars)		Average exchange rate
	2021	2020	2021	2020
Foreign exchange contracts
Australian dollars	$963	$305	1.40	1.48
Brazilian real	473	163	5.73	5.19
British pounds	1,129	1,060	0.75	0.74
Canadian dollars	2,916	1,548	1.26	1.31
Chinese yuan	—	8	—	6.54
European Union euros	3,847	340	0.87	0.84
Indian rupees	465	180	78.30	76.72
Japanese yen	10	8	113.76	103.46
Mexican pesos	—	13	—	19.98
Norwegian krone	432	48	9.37	9.68
South Africa rand	—	2	—	14.73
Swedish krona	1,475	1,647	9.08	8.58
Swiss franc	3	36	0.91	0.88
Colombian peso	37	48	4,063.35	3,428.45
South Korean won	87	67	1,189.88	1,086.51
Other	754	45
	$12,591	$5,518